Tradr 2X Short BE Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$10,269,967
TOTAL NET ASSETS — 100.0%	$10,269,967

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Bloom Energy Corporation	Pay	1.63% (OBFR01* - 200bps)	At Maturity	3/17/2027	$(5,560,045)	$-	$(2,282,589)
Marex	Bloom Energy Corporation	Pay	1.63% (OBFR01* - 200bps)	At Maturity	3/25/2027	(14,613,559)	-	(1,493,109)
TOTAL EQUITY SWAP CONTRACTS								$(3,775,698)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.